Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements”. Such restricted net assets amounted to approximately $46.5 million, or 60.5% of the Group’s total consolidated net assets, as of December 31, 2020. Based upon this percentage, the Group is required to disclose the financial information for the parent company.

No dividends have been paid to the Group for the periods presented. For the purpose of presenting parent only financial information, the group records it investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate consolidated balance sheets as “Investment in Subsidiaries, VIEs and VIEs’ subsidiaries” and the income of the subsidiaries, VIEs and VIEs’ subsidiaries as “Share of Profit (Loss) in Subsidiaries, VIEs and VIEs’ subsidiaries.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Group did not have any significant or other commitments, long-term obligations or guarantees as of December 31, 2020 and 2019.

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

a)	Condensed parent company balance sheets

	December 31, 2020	December 31, 2019
Assets:
Cash and cash equivalents	$2,426	$5,213
Prepayments and advances, net	-	38,221
Due from intercompany and others	14,951,086	6,147,054
TOTAL CURRENT ASSETS	14,953,512	6,190,488
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	61,889,007	48,218,876
TOTAL ASSETS	$76,842,519	$54,409,364
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$-	$464,044
TOTAL CURRENT LIABILITIES	-	464,044
Commitments and contingencies
Shareholders’ equity
Class A common stock, $0.001 par value, 40,000,000 shares authorized, 20,555,129 and 17,710,471 shares issued and outstanding as of December 31, 2020 and 2019, respectively.	20,555	17,710
Class B common stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2020 and 2019	-	-
Additional paid-in capital	59,472,255	28,369,076
Unearned compensation	(624,455)	-
Retained earnings	14,380,976	27,472,766
Accumulated other comprehensive income (loss)	3,593,188	(1,914,232)
Total shareholders’ equity	76,842,519	53,945,320
Total liabilities and shareholders’ equity	$76,842,519	$54,409,364

b)	Condensed statements of comprehensive income (loss)

	For the year ended December 31,
	2020		2019	2018
Selling and marketing	$		$(15,005)	$-
Administrative		(1,098,668)	(408,656)	(2,093,307)
Other income (expense)			(820)	(686)
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries		(11,993,625)	$3,164,471	$(3,050,722)
Net income (loss)		(13,092,293)	2,739,990	(5,144,715)
Other comprehensive income
Foreign currency translation adjustment		5,507,420	(561,091)	(1,755,528)
Comprehensive income (loss)		$(7,584,873)	$2,178,899	$(6,900,243)

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

c)	Condensed statement of cash flows

	For the years ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net income(loss)	$(13,092,293)	$2,739,990	$(5,144,715)
Adjustments to reconcile net income to net cash used in operating activities
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	11,992,091	(3,164,471)	3,050,722
Shares-based compensation	1,097,415	-	-
Impairment charge recognized	-	-	923,094
Due from intercompany and others	-	(38,561)	1,170,749
Accrued expenses and other current liabilities	-	467,648	-
Net cash provided by (used in) operating activities	(2,787)	4,606	(150)
Net (decrease)/increase in cash and cash equivalents	(2,787)	4,606	(150)
Cash and cash equivalents at beginning of the year	5,213	607	757
Cash and cash equivalents at end of the year	$2,426	$5,213	$607

Basis of presentation

Condensed financial information is used for the presentation of the Group, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company uses the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in FASB ASC 323, Investments-Equity Method and Joint Ventures. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Group’s consolidated financial statements.